Acquisitions - Summary of Net Assets Acquired (Detail) - Business combinations [member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 0	$ 2	$ 25	$ 2
Trade receivables	0	3	8	3
Prepaid expenses and other current assets	0	1	3	1
Current assets	0	6	36	6
Property and equipment	0	0	2	0
Computer software	140	24	180	24
Other identifiable intangible assets	(22)	9	13	9
Other non-current assets	0	0	1	0
Total assets	118	39	232	39
Payables and accruals	0	(1)	(4)	(1)
Deferred revenue	0	(4)	(47)	(4)
Current liabilities	0	(5)	(51)	(5)
Provisions and other non-current liabilities	0	(20)	(1)	(20)
Deferred tax	(4)	(3)	(12)	(3)
Total liabilities	(4)	(28)	(64)	(28)
Net assets acquired	114	11	168	11
Goodwill	(114)	142	345	142
Total	$ 0	$ 153	$ 513	$ 153